UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       CAPTRUST FINANCIAL ADVISORS (CAPFINANCIAL PARTNERS, LLC)
Address    4208 SIX FORKS ROAD, SUITE 1700
           RALEIGH NC 27609


Form 13F File Number:    028-14079

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    DENISE M. BUCHANAN
Title   CHIEF COMPLIANCE OFFICER
Phone   919-870-6822

Signature, Place, and Date of Signing:

/s/ Denis M. Buchanan       RALEIGH, NC       08/24/2011
---------------------       -------------       --------
[Signature]                 [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      19
Form 13F Information Table Value Total:      205,690   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
BARCLAYS BK PLC DJUBS CMDT ETN ETF              06738C778    16020    339199 SH       DEFINED                   0       0        0
I-SHARES TR US TIPS BD FD      ETF              464287176    21679    195943 SH       DEFINED                   0       0        0
ISHARES TR BARCLYS US AGG B    ETF              464287226    62027    581486 SH       DEFINED                   0       0        0
ISHARES TR MSCI EMERG MKT      ETF              464287234     1135     23846 SH       DEFINED                   0       0        0
ISHARES TR MSCI EAFE IDX       ETF              464287465    11950    198705 SH       DEFINED                   0       0        0
ISHARES TR RUSSELL 1000        ETF              464287622     1546     20925 SH       DEFINED                   0       0        0
ISHARES TR RUSSELL 3000        ETF              464287689     3537     44612 SH       DEFINED                   0       0        0
ISHARES TR DJ US REAL EST      ETF              464287739    15825    262437 SH       DEFINED                   0       0        0
ISHARES TRUST S&P NATL AMT FRE ETF              464288414     1621     15657 SH       DEFINED                   0       0        0
ISHARES TR HIGH YLD CORP       ETF              464288513     1821     19948 SH       DEFINED                   0       0        0
ISHARES S&P U S PFD FUND S&P U ETF              464288687     1553     39162 SH       DEFINED                   0       0        0
ISHARES S&P GSCI COMMODITY IDX ETF              46428R107     2376     69646 SH       DEFINED                   0       0        0
JPMORGAN CHASE & CO ALERIAN ML ETF              46625H365     1621     43645 SH       DEFINED                   0       0        0
POWERSHS EXCH TRAD FD TR INSUR ETF              73936T474     1221     52671 SH       DEFINED                   0       0        0
SPDR TR UNIT SER 1             ETF              78462F103    48855    370197 SH       DEFINED                   0       0        0
SPDR GOLD TRUST SPDR GOLD SHAR ETF              78463V107     1759     12048 SH       DEFINED                   0       0        0
SPDR BARCLAYS CAPITAL SHORT TE ETF              78464A425     7998    329940 SH       DEFINED                   0       0        0
SPDR BARCLAYS CAPITAL MUNICIPA ETF              78464A458     1520     67124 SH       DEFINED                   0       0        0
SPDR SER TR S&P DIVID ETF      ETF              78464A763     1626     30077 SH       DEFINED                   0       0        0